Derivative Transactions - Summary of Fair Values for Various Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
(Liability)	$ (639)	$ (1,001)	$ (1,082)
Diesel Fuel Option Collars [Member]
Derivatives, Fair Value [Line Items]
Asset			55
(Liability)	(8)
Propylene Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset		27
(Liability)	(491)
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
(Liability)			$ (3)